Other operating expenses - Loss on Disposal of Business - Additional Information (Details) £ in Millions		12 Months Ended
	Sep. 13, 2023 GBP (£) subsidiary	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)	Mar. 11, 2022 subsidiary
Other Operating Expenses [Line Items]
Provisions utilised		£ 134	£ 222
Loss recognised when control of subsidiary is lost		0	546	£ (6)
Foreign exchange gain (loss) reclassified from other comprehensive income on disposal of business		0	(552)	(5)
Russian and Belarusian Businesses
Other Operating Expenses [Line Items]
Proceeds from disposal	£ 425
Unused provision reversed, other provisions			195
Loss recognised when control of subsidiary is lost			548
Foreign exchange gain (loss) reclassified from other comprehensive income on disposal of business			554
Associated costs			3
Foreign exchange gain			9
Loss on disposal, net of impairment reversal			353
BAT Pars Company PJSC
Other Operating Expenses [Line Items]
Unwinding discounted proceeds				6
Reversal of impairment loss recognised in profit or loss, trade receivables			2
Allowance
Other Operating Expenses [Line Items]
Impairment loss recognised in profit or loss		8	61
BAT Russia | Discontinued operations
Other Operating Expenses [Line Items]
Impairment loss recognised in profit or loss	345			554
Provisions utilised			14	£ 14
BAT Russia | Cost | Discontinued operations
Other Operating Expenses [Line Items]
Net assets classified as held for sale	£ 770
BAT Pars Company PJSC
Other Operating Expenses [Line Items]
Disposal group discounted consideration receivable		£ 57	56
BAT Pars Company PJSC | Allowance
Other Operating Expenses [Line Items]
Disposal group discounted consideration receivable			£ 28
Russia
Other Operating Expenses [Line Items]
Number of subsidiaries | subsidiary	2				2
Belarus
Other Operating Expenses [Line Items]
Number of subsidiaries | subsidiary	1